UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT                 May 15, 2007
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


   28-01190                     Frank Russell Company
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $1,561,258
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                          FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MGRS    SOLE    SHARED NONE
--------------                   --------------   -----      -------   -------    --- ----   ----------  ----    ----    ------ ----
ADVOCAT INC                      COM              007586100    5,555      435,000 SH         SOLE        NONE       435,000
AFLAC INC                        COM              001055102    1,431       30,400 SH         SOLE        NONE        30,400
ALCATEL-LUCENT ADR               SPONSORED ADR    013904305   50,677    4,287,374 SH         SOLE        NONE     4,287,374
ALTRIA GROUP INC                 COM              02209S103   29,871      340,176 SH         SOLE        NONE       340,176
ALTUS PHARMACEUTICALS INC        COM              02216N105    1,776      116,700 SH         SOLE        NONE       116,700
AMBAC FINL                       COM              023139108   62,142      719,323 SH         SOLE        NONE       719,323
AMERICAN EXPRESS                 COM              025816109    1,235       21,900 SH         SOLE        NONE        21,900
AMERICAN INTERNATIONAL GROUP     COM              026874107    1,236       18,391 SH         SOLE        NONE        18,391
ANGIODYNAMICS INC                COM              03475V101    2,956      175,000 SH         SOLE        NONE       175,000
APACHE CORP                      COM              037411105   39,760      562,378 SH         SOLE        NONE       562,378
ARENA PHARMACEUTICALS INC        COM              040047102    1,140      105,000 SH         SOLE        NONE       105,000
BIOENVISION INC COM              COM              09059N100    1,718      420,000 SH         SOLE        NONE       420,000
BIOMARIN PHARMACEUTICA           COM              09061G101   19,005    1,101,100 SH         SOLE        NONE     1,101,100
BOSTON SCIENTIFIC CORP           COM              101137107   38,223    2,628,809 SH         SOLE        NONE     2,628,809
BP ADR                           SPONSORED ADR    055622104   57,742      891,771 SH         SOLE        NONE       891,771
CALIPER LIFE SCIENCES COM        COM              130872104      848      150,000 SH         SOLE        NONE       150,000
CAPITAL SR LIVING                COM              140475104    2,149      185,100 SH         SOLE        NONE       185,100
CISCO SYSTEMS INC                COM              17275R102   18,621      729,388 SH         SOLE        NONE       729,388
CITIGROUP INC                    COM              172967101    2,372       46,200 SH         SOLE        NONE        46,200
CITRIX SYSTEMS INC               COM              177376100      227        7,090 SH         SOLE        NONE         7,090
COSTCO WHOLESALE                 COM              22160K105   17,076      317,160 SH         SOLE        NONE       317,160
DU PONT (E I) DE NEMOURS         COM              263534109   13,450      272,094 SH         SOLE        NONE       272,094
ECLIPSYS                         COM              278856109    1,966      102,000 SH         SOLE        NONE       102,000
EDP ENERGIAS PORTUG ADR          SPONSORED ADR    268353109   14,530      270,736 SH         SOLE        NONE       270,736
EMAGEON INC                      COM              29076V109    4,857      441,500 SH         SOLE        NONE       441,500
EMDEON CORP                      COM              290849108      757       50,000 SH         SOLE        NONE        50,000
EVEREST RE                       COM              G3223R108   30,361      315,699 SH         SOLE        NONE       315,699
FIFTH THIRD BANCORP              COM              316773100    1,219       31,500 SH         SOLE        NONE        31,500
GANNETT CO                       COM              364730101      473        8,400 SH         SOLE        NONE         8,400
GAP INC                          COM              364760108      365       21,200 SH         SOLE        NONE        21,200
GENERAL ELECTRIC CO              COM              369604103   31,722      897,115 SH         SOLE        NONE       897,115
GLOBAL INDUSTRIES LTD            COM              379336100   10,856      593,549 SH         SOLE        NONE       593,549
GRUPO TELEVISA ADR               SP ADR REP ORD   40049J206      319       10,690 SH         SOLE        NONE        10,690
HEALTHSOUTH CORP                 COM NEW          421924309   36,144    1,720,333 SH         SOLE        NONE     1,720,333
HOSPIRA INC                      COM              441060100    4,908      120,000 SH         SOLE        NONE       120,000
HUNTSMAN CORP                    COM              447011107      485       25,390 SH         SOLE        NONE        25,390
IAC INTERACTIVECORP              COM NEW          44919P300   24,786      657,270 SH         SOLE        NONE       657,270
IDENIX PHARMACEUTICALS INC       COM              45166R204    2,920      400,000 SH         SOLE        NONE       400,000
IMCLONE SYSTEMS INC              COM              45245W109   88,488    2,170,422 SH         SOLE        NONE     2,170,422
INTL PAPER CO                    COM              460146103   19,855      545,457 SH         SOLE        NONE       545,457
INVESTORS BANCORP INC            COM              46146P102      751       52,000 SH         SOLE        NONE        52,000
JP MORGAN CHASE                  COM              46625H100   52,791    1,091,168 SH         SOLE        NONE     1,091,168
JUNIPER NETWORKS INC             COM              48203R104      409       20,790 SH         SOLE        NONE        20,790
KOOKMIN BK ADR                   SPONSORED ADR    50049M109   53,414      592,496 SH         SOLE        NONE       592,496
LEGG MASON INC                   COM              524901105      830        8,810 SH         SOLE        NONE         8,810
LIBERTY MEDIA CAPITAL            CAP COM SER A    53071M302   53,829      486,744 SH         SOLE        NONE       486,744
LIFEPOINT HOSPITALS INC          COM              53219L109    1,911       50,000 SH         SOLE        NONE        50,000
MASSEY ENERGY CO                 COM              576206106   10,245      427,051 SH         SOLE        NONE       427,051
MEDAREX INC COM                  COM              583916101    1,906      147,300 SH         SOLE        NONE       147,300
MICROSOFT CORP                   COM              594918104   52,209    1,873,304 SH         SOLE        NONE     1,873,304
MOLSON COORS BREWING CO          CL B             60871R209   63,909      675,433 SH         SOLE        NONE       675,433
NET 1 UEPS TECHNOLOGY INC        COM NEW          64107N206      282       11,330 SH         SOLE        NONE        11,330
NITROMED INC                     COM              654798503    5,532    1,772,949 SH         SOLE        NONE     1,772,949
NOBLE ENERGY INC                 COM              655044105   23,346      391,380 SH         SOLE        NONE       391,380
OFFICEMAX                        COM              67622P101   34,678      657,532 SH         SOLE        NONE       657,532
OMNICOM GROUP                    COM              681919106      573        5,600 SH         SOLE        NONE         5,600
ORACLE CORP                      COM              68389X105   22,940    1,265,330 SH         SOLE        NONE     1,265,330
PANACOS PHARMACEUTICALS INC      COM              69811Q106    3,410      736,442 SH         SOLE        NONE       736,442
PDL BIOPHARMA CALL 19JAN08       CALL             69329Y904      628          500 SH         SOLE        NONE           500
POSCO SPONSORED ADR              SPONSORED ADR    693483109      853        8,210 SH         SOLE        NONE         8,210
POZEN INC                        COM              73941U102    2,300      155,923 SH         SOLE        NONE       155,923
PROCTER & GAMBLE CO              COM              742718109      423        6,700 SH         SOLE        NONE         6,700
PROTECTIVE LIFE                  COM              743674103   30,472      691,920 SH         SOLE        NONE       691,920
PROVIDENCE SERVICE CORP          COM              743815102    1,423       60,000 SH         SOLE        NONE        60,000
PSYCHIATRIC SOLUTIONS            COM              74439H108    4,837      120,000 SH         SOLE        NONE       120,000
QUALCOMM INC                     COM              747525103      302        7,070 SH         SOLE        NONE         7,070
RADIATION THERAPY SERVICES       COM              750323206    3,370      110,000 SH         SOLE        NONE       110,000
RITE-AID                         COM              767754104    4,905      850,000 SH         SOLE        NONE       850,000
SPRINT NEXTEL CORP               COM FON          852061100   71,016    3,745,554 SH         SOLE        NONE     3,745,554
STILLWATER MINING CO             COM              86074Q102   16,631    1,310,570 SH         SOLE        NONE     1,310,570
STORA ENSO ADR                   SPON ADR REP R   86210M106   19,195    1,111,480 SH         SOLE        NONE     1,111,480
TEMPUR-PEDIC                     COM              88023U101   21,579      830,273 SH         SOLE        NONE       830,273
TENET HEALTHCARE                 COM              88033G100   10,817    1,682,200 SH         SOLE        NONE     1,682,200
THE COOPER COS INC               COM NEW          216648402    7,123      146,500 SH         SOLE        NONE       146,500
THE COOPER COS INC CALL 20JAN09  CALL             216648902    2,051          700 SH         SOLE        NONE           700
TJX COMPANIES INC                COM              872540109      393       14,560 SH         SOLE        NONE        14,560
TORCHMARK CORP                   COM              891027104   40,353      615,226 SH         SOLE        NONE       615,226
TYCO INTERNATIONAL               COM              902124106   46,726    1,481,002 SH         SOLE        NONE     1,481,002
UNITED MICROELECTRONICS-ADR      SPONSORED ADR    910873207   36,360   11,434,022 SH         SOLE        NONE    11,434,022
VODAFONE GROUP ADR               SPONS ADR NEW    92857W209  118,662    4,417,813 SH         SOLE        NONE     4,417,813
WACHOVIA CORP                    COM              929903102    1,077       19,570 SH         SOLE        NONE        19,570
WAL-MART STORES                  COM              931142103      605       12,880 SH         SOLE        NONE        12,880
WYETH                            COM              983024100   64,690    1,293,017 SH         SOLE        NONE     1,293,017
WYNDHAM WORLDWIDE CORP           COM              98310W108   25,030      732,954 SH         SOLE        NONE       732,954
ZYMOGENETICS INC                 COM              98985T109    2,256      145,000 SH         SOLE        NONE       145,000



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